LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
13.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land and certain of the building structure for City of Dreams Manila under the MRP Lease Agreement as described in Note 21, Cyprus casino sites, Mocha Clubs sites, office space, warehouses, staff quarters, and certain parcels of land in Macau on which Altira Macau, City of Dreams and Studio City are located. Certain lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Company and its lessor and in some cases contingent rental expenses stated as a percentage of turnover. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contracts in Macau have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contracts in Macau is 40 years.

The components of lease cost are as follows:

Year Ended December 31, 2 019
Operating lease cost:
Amortization of land use rights	$22,659
Operating lease cost	39,681
Short-term lease cost	1,569
Variable lease cost	9,595
Finance lease cost:
Amortization of right-of-use assets	12,326
Interest cost	39,696

Total lease cost	$125,526

During the years ended December 31, 2018 and 2017, the Company incurred rental and right to use expenses amounting to $45,816 and $45,807, respectively, which consisted of minimum rental and right to use expenses of $29,896 and $30,556 and contingent rental and right to use expenses of $15,920 and $15,251, respectively.
Other information related to lease term and discount rate is as follows:

December 31, 2019
Weighted average remaining lease term
Operating leases	18.3 years
Finance leases	13.5 years

Weighted average discount rate
Operating leases	5.82%
Finance leases	13.49%
Maturities of lease liabilities as of December 31, 2019 are as follows:

	Operating leases	Finance leases
Year ending December 31,
2020	$33,846	$42,681
2021	24,178	47,115
2022	14,447	48,214
2023	8,591	49,337
2024	6,862	50,666
Over 2024	99,625	434,247

Total future minimum lease payments	187,549	672,260
Less: amount representing interest	(66,138)	(370,495)

Present value of future minimum lease payments	121,411	301,765
Current portion	(33,152)	(39,725)

Non-current portion	$88,259	$262,040

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating
leases
mainly for mall spaces in the site of City of Dreams, City of Dreams Manila and Studio City with various retailers that expire at various dates through August 2028. Certain of the operating leases include minimum base fees with contingent fee clauses based on a percentage of turnover.
During the years ended December 31, 2019, 2018 and 2017, the Company earned minimum operating lease income of $36,938, $43,270 and $51,023, respectively, and contingent operating lease income of $14,295, $12,654 and $27,457, respectively.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases
as of December 31, 2019 were as follows:

Year ending December 31,
2020	$54,544
2021	43,994
2022	39,973
2023	40,387
2024	41,650
Over 2024	65,274

$285,822